Taxation (Movement of Valuation Allowance) (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
TAXATION [Abstract]
Balance at beginning of year	217,608	215,080	189,219
Current year net addition / (reversal)	(9,790)	2,528	37,172
Current year disposal due to divestitures	0	0	(11,311)
Balance at end of year	207,818	217,608	215,080